SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employee retention credit (“ERC”) refund	$ 3,645	$ 3,645	$ 3,645
Accrued payroll	417	561	444
Sales tax payable	986	824	876
Limited product warranty liability	970	799	424
Deferred software subscription fees	629	308	76
Other	1,056	1,139	527
Total	7,703	7,276	5,992
Less current portion	(4,048)	(3,619)	(2,352)
Total accrued and other current liabilities and other liabilities, net	$ 3,655	$ 3,657	$ 3,640